Putnam Investment Funds
                          One Post Office Square
                       Boston, Massachusetts  02109


                        October 31, 1995


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004
Via EDGAR

RE: Rule 24f-2 Notice for Putnam Investment Funds (the "Trust"):
    Putnam Basic Value Fund and Putnam Real Estate Opportunities
    Fund (Reg. No. 33-56339) (the "Funds")

Ladies and Gentlemen:

      Pursuant to Rule 24f-2 under the Investment Company Act of
1940, you are hereby notified as follows:

      (a) the fiscal year of the Funds for which this notice is filed is the year ended August 31, 1995.

      (b) the number or amount of securities of the Funds which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 but which remained unsold at the beginning of the year was: NONE.

      (c) the number or amount of securities of the Funds registered during such fiscal year other than pursuant to Rule 24f-2 was: NONE.

      (d) the number or amount of securities of the Funds sold during such fiscal year was: 428,078 shares.

      (e) the number or amount of securities of the Funds sold during such fiscal year in reliance upon registration pursuant to Rule 24f-2 was: 428,078 shares.*

      We are including in this filing, as an exhibit, an opinion of counsel for the Trust to the effect that the securities, the registration of which this notice makes definite in number, were legally issued, fully paid and non-assessable. The amount of the filing fee required by Rule 24f-2(c) was wired on October 30, 1995, to the Commission's lockbox at the Mellon Bank, American Bankers' Association number 043000261, SEC Account Number: 910-8729.

Securities and Exchange Commission
October 31, 1995
Page Two

                             Very truly yours,

                             Putnam Investment Funds -
                             Putnam Basic Value Fund and Putnam
                             Real Estate Opportunities Fund


                             By: /s/ John D. Hughes
                             John D. Hughes
                             Vice President and Treasurer


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*Calculation of filing fee pursuant to Rule 24f-2(c):




(1)     Aggregate sales price of securities
           sold pursuant to Rule 24f-2 during
           the fiscal year (see Para. (e) above):
$                                                                 3,661,671


(2)(a)  Aggregate redemption or repurchase
          price of securities redeemed or
          repurchased during fiscal year:

$                                                                    26,812


   (b)  Amount previously applied
        during fiscal year:


NONE


   (c)   Available credit:

$                                                                    26,812


   (d)   Amount of available credit
         applied in this notice:

$                                                                    26,812



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(3)      Securities deemed sold for filing
     fee calculation:

$                                                                 3,634,859


4)   Filing fee due:  (1/29 of 1% of #3):
$                                                                  1,253.40






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